8. STOCK OPTIONS AND WARRANTS: Schedule of weighted average assumptions used to estimate the fair value of finder's warrants (Tables)	12 Months Ended
Sep. 30, 2018
Tables/Schedules
Schedule of weighted average assumptions used to estimate the fair value of finder's warrants

The weighted average assumptions used to estimate the fair value of finder’s warrants for the years ended September 30, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
Risk-free interest rate	1.03%	0.60%	0.62%
Expected life	2 years	1.7 years	1.5 years
Expected volatility	88.91%	83.78%	146.22%
Expected dividend yield	nil	nil	nil